UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

6601 SIX FORKS ROAD SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
6601 SIX FORKS ROAD SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: JUNE 30

Date of reporting period: JUNE 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC
Annual Report

FOR THE PERIOD ENDING JUNE 30, 2015

Defining Alternatives

HATTERAS
FUNDS

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-8
Statement of Assets, Liabilities and Members’ Capital	9
Statement of Operations	10
Statements of Changes in Members’ Capital	11
Statement of Cash Flows	12
Notes to Financial Statements	13-21
Board of Managers (Unaudited)	22-23
Fund Management (Unaudited)	24
Other Information (Unaudited)	25
Privacy Policy (Unaudited)	26-27

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members
Hatteras VC Co-Investment Fund II, LLC
Raleigh, North Carolina

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras VC Co-Investment Fund II, LLC (the “Fund”), including the schedule of investments, as of June 30, 2015 and the related statements of operations and cash flows for the year then ended and the statements of changes in members’ capital and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the period from September 1, 2009 through June 30, 2013 and each of the two years in the period ended August 31, 2012 were audited by other auditors whose report dated August 29, 2013 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the portfolio companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hatteras VC Co-Investment Fund II, LLC as of June 30, 2015, the results of its operations and its cash flows for the year then ended, and the changes in its members’ capital and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Raleigh, North Carolina
August 31, 2015

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Private Company:
Consumer:
Ooma, Inc. [a,b,c]
Palo Alto, California
162,287 shares of Series
Alpha Preferred Stock	Oct. 2009	$371,317	$892,579	9.46%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	167,180	123,421	1.31%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
586,599 shares of
Series A Preferred Stock	Nov. 2012	174,794	401,750	4.26%
Total Consumer		713,291	1,417,750	15.03%

Healthcare:
Clinipace, Inc. [a,b,c]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	1,381,940	14.65%

Medical Technology:
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	—	12,000	0.13%

Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	336,117	3.56%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Medical Technology (Continued):
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
150,000 shares of
Series C Preferred Stock	Nov. 2013	$150,000	$150,000	1.59%
Total Medical Technology		450,000	498,117	5.28%

Semiconductor:
GainSpan Corporation [a,b,c]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	312,500	3.31%

GainSpan Corporation [a,b,c]
San Jose, California
156,292 shares of
Series D Preferred Stock	Jun. 2012	140,663	156,292	1.66%

GainSpan Corporation [a,b,c]
San Jose, California
105,841 shares of
Series E Preferred Stock	Jan. 2014	105,476	105,841	1.12%

Luxtera, Inc. [a,b,c]
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,413	211,628	2.24%

Magnum Semiconductor, Inc. [a,b,c]
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	105,728	1.12%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Semiconductor (Continued):
Magnum Semiconductor, Inc. [b,c]
Milpitas, California
Convertible Promissory
Note Principal of $2,207,
5.00%, 12/31/2015	Oct. 2013	$2,207	$2,512	0.03%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	513,840	5.45%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	182,858	1.94%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	69,524	0.74%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
323,534 shares of
Series G Preferred Stock	Feb. 2014	87,581	87,810	0.93%
Total Semiconductor		1,312,487	1,748,533	18.54%

Software:
Clustrix, Inc. [a,b,c]
San Fransisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	—	0.00%

KnowledgeTree, Inc. [a,b,c]
Raleigh, North Carolina
275,776 shares of
Common Stock	Jun. 2012	250,002	—	0.00%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software (Continued):
KnowledgeTree, Inc. [a,b,c]
Raleigh, North Carolina
223,612 shares of
Series 1 Preferred Stock	Jan. 2014	$143,557	$202,713	2.15%

Kollective Technology (formerly, Kontiki, Inc.) [a,b,c]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	—	22,264	0.24%

Kollective Technology (formerly, Kontiki, Inc.) [a,b,c]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	130,000	1.38%

Kollective Technology (formerly, Kontiki, Inc.) [a,b,c]
Sunnyvale, California
837,247 shares of
Series C Preferred Stock	Jan. 2012	297,310	326,527	3.46%

Kollective Technology (formerly, Kontiki, Inc.) [b,c]
Sunnyvale, California
Convertible Promissory Note
Principal of $40,122
8.00%, 03/31/2016	May 2015	40,122	40,640	0.44%

Posit Science Corporation [a,b,c]
San Francisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	78,202	0.83%

Posit Science Corporation [a,b,c]
San Francisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	20,813	0.22%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software (Continued):
Sailthru, Inc. [a,b,c]
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	$299,999	$832,965	8.83%

Univa Corporation [a,b,c]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	785,912	8.33%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $22,616,
8.00%, 05/19/2016	May 2014	22,616	24,638	0.26%
Total Software		2,197,614	2,464,674	26.14%

Total Private Company		5,173,392	7,511,014	79.64%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015 (Continued)

Description of Investment (Continued)	Cost	Fair Value	% of Members’ Capital
Short-Term Investments:

Federated Prime Obligations Fund #10, 0.07% [d]	$2,003,445	$2,003,445	21.24%

Total Short-Term Investments	2,003,445	2,003,445	21.24%

Total Investments (United States)	$7,176,837	$9,514,459	100.88%

Liabilities in Excess of Other Assets		(82,776)	(0.88%)

Members' Capital		$9,431,683	100.00%

a	Non-income producing.

b	Portfolio holdings are subject to substantial restrictions as to resale.

c	Non-marketable securities.

d	The rate shown is the annualized 7-day yield as of June 30, 2015.

The cost and fair value of restricted Private Company Investments are $5,173,392 and $7,511,014, respectively.

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2015 (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

June 30, 2015

Assets
Investments in private companies, at fair value (cost $5,173,392)	$7,511,014
Short-term investments, at fair value (cost $2,003,445)	2,003,445
Receivable for investment sold	21,757
Interest receivable	120
Total assets	9,536,336

Liabilities and members' capital
Management fee payable	35,883
Professional fees payable	53,500
Accounting and administration fees payable	10,000
Custodian fees payable	4,020
Other expenses payable	1,250
Total liabilities	104,653

Members’ capital	9,431,683
Total liabilities and members’ capital	$9,536,336

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(2,179,351)
Accumulated net realized loss on investments	(1,241,500)
Accumulated net unrealized appreciation on investments	2,337,622
Members’ capital	$9,431,683

Net asset value per unit	$82.24
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Investment income
Interest	$714
Other income	12,746
Total investment income	13,460

Operating expenses
Management fee	193,540
Professional fees	69,353
Accounting and administration fees	40,000
Manager fees	35,000
Custodian fees	11,837
Other expenses	8,193
Total operating expenses, before management fee waiver	357,923

Management fee waived	47,191
Net operating expenses	310,732

Net investment loss	(297,272)

Net realized loss and change in unrealized appreciation on investments in private companies
Net realized loss on investments in private companies	(521,674)
Net change in unrealized appreciation on investments in private companies	1,092,030
Net realized loss and change in unrealized appreciation on investments in private companies	570,356
Net increase in members’ capital resulting from operations	$273,084

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the years ended June 30, 2014 and 2015

Members’ Capital
Members’ capital, at June 30, 2013	$7,888,941
Net investment loss	(333,434)
Net realized loss from investments in private companies	(101,991)
Net unrealized appreciation on investments in private companies	1,705,083
Members’ capital, at June 30, 2014	$9,158,599
Net investment loss	(297,272)
Net realized loss on investments in private companies	(521,674)
Net change in unrealized appreciation on investments in private companies	1,092,030
Members’ capital, at June 30, 2015	$9,431,683

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the year ended June 30, 2015

Cash flows from operating activities:
Net increase in members' capital resulting from operations	$273,084
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(212,700)
Proceeds on sales of investments	460,799
Net proceeds on sale of short-term investments	14,905
Net realized loss on investments in private companies	521,674
Net change in unrealized appreciation on investments in private companies	(1,092,030)
Decrease in receivable for invesment sold	36,158
Increase in interest receivable	(89)
Decrease in management fee payable	(5,271)
Increase in custodian fees payable	2,220
Increase in other expenses payable	1,250
Net cash used in operating activities	—

Net change in cash	—

Cash at beginning of year	—
Cash at end of year	$—

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board. At a meeting on August 27, 2015, the Board elected to extend the term of the Fund for two successive one-year periods, or until August 31, 2017.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) topic 946, Financial Services - Investment Companies.

b.	Cash

Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to significant credit risk on such accounts. At June 30, 2015, the Fund held no cash balances in deposit accounts.

c.	Valuation of Portfolio Investments

All portfolio investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

Short-Term Investments – During the year ended June 30, 2015, the Fund held its short-term investment in the Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, there was no effect on the Funds fair value hierarchy as of June 30, 2015.

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Private Company[1]
Convertible Promissory Notes	$—	$—	$67,790	$67,790
Preferred Stock	—	—	7,330,758	7,330,758
Common Stock	—	—	112,466	112,466
Total Private Company	—	—	7,511,014	7,511,014
Short-Term Investments	2,003,445	—	—	2,003,445
Total	$2,003,445	$—	$7,511,014	$9,514,459

[1]	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

There were no transfers among Levels 1, 2 and 3 during the year ended June 30, 2015. Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Promissory Notes	Preferred Stock	Common Stock	Total
Balance as of July 1, 2014	$246,030	$6,819,120	$123,607	$7,188,757
Net Realized Gain/(Loss)	264,746	(786,420)	—	(521,674)
Change in Unrealized Appreciation/(Depreciation)	(3,381)	1,356,553	(261,142)	1,092,030
Transfers In/(Out) of Investment Categories*	(187,667)	(62,334)	250,001	—
Gross Purchases	140,208	72,492	—	212,700
Gross Sales	(392,146)	(68,653)	—	(460,799)
Balance as of June 30, 2015	$67,790	$7,330,758	$112,466	$7,511,014

*	Transfers in or out of investment categories reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $978,084.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of June 30, 2015:

Type of Investment	Fair Value as of June 30, 2015	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$67,790	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Preferred Stock	2,270,589	Market Comparable Companies	Forward Revenue Multiple	3.86x	2.00x-5.62x	Increase
			Discount Rate	23.67%	15%-45%	Decrease
	5,060,169	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Common Stock	78,202	Market Comparable Companies	Forward Revenue Multiple	3.90x	0.00x- 3.90x	Increase
			Discount Rate	15.00%	0.00%-15.00%	Decrease
	34,264	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Private Company	$7,511,014

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s bridge financing notes and the convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

d.	Investment Income

Interest income is recorded when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At June 30, 2015, all interest was deemed collectable. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Short-term investments are recorded on a trade-date basis. Investments in private companies are recorded on a subscription effective date basis. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of June 30, 2015 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended June 30, 2015, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2011 to 2014.

g.	Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata. There were no distributions during the year ended June 30, 2015.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of assets, liabilities and members’ capital.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

j.	Recently Issues Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in ASU 2014-15 are intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, U.S. GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. This standard is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Fund does not expect this ASU will have a material impact on its consolidated financial statements.

3.	ALLOCATION OF MEMBERS’ CAPITAL

Net profits or net losses of the Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Members. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Members in accordance with the Members’ respective investment percentages. Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The management fee for the year ended June 30, 2015 was $193,540. For the year ended June 30, 2015, the Adviser waived $47,191 of the management fee.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended June 30, 2015, retainers to the Independent Managers totaled $30,000 and are included in the statement of operations under Manager Fees.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

5.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the year ended June 30, 2015, the total accounting and administration fee was $40,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

6.	INVESTMENT TRANSACTIONS

Total purchases of investments in private companies for the year ended June 30, 2015 amounted to $212,700. Total proceeds from sales, redemption, or other dispositions of investments in private companies for the year ended June 30, 2015 amounted to $460,799. The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of June 30, 2015.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

7.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	COMMITMENTS

As of June 30, 2015, the Fund did not have any outstanding investment commitments to private companies.

9.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk: Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Continued)

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total monthly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Per Unit Operating Performance:
Net Asset Value, September 1, 2009	$100.00
Income/(loss) from investment operations:
Net investment loss	(4.81)
Net change in unrealized depreciation on investments in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income/(loss) from investment operations:
Net investment loss	(3.36)
Net change in unrealized appreciation on investments in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55
Income/(loss) from investment operations:
Net investment loss	(2.78)
Net change in unrealized appreciation on investments in private companies	2.82
Total from investment operations	0.04
Net Asset Value, August 31, 2012	$86.59
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized depreciation on investments in private companies	(15.21)
Total from investment operations	(17.80)
Net Asset Value, June 30, 2013	$68.79
Income/(loss) from investment operations:
Net investment loss	(2.91)
Net change in unrealized appreciation on investments in private companies	13.98
Total from investment operations	11.07
Net Asset Value, June 30, 2014	$79.86
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized appreciation on investments in private companies	4.97
Total from investment operations	2.38
Net Asset Value, June 30, 2015	$82.24

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2015 (Concluded)

10.	FINANCIAL HIGHLIGHTS (Continued)

	For the years ended June 30,		For the period from September 1, 2012 to June 30, 2013*	For the years ended August 31,		For the period from September 1, 2009 (commencement of operations) to August 31, 2010
	2015	2014
				2012	2011
Total return[1]	2.98%	16.09%	(20.56)%[3]	0.05%	(1.55)%	(12.09)%
Members’ capital, end of period (000’s)	$ 9,432	$ 9,159	$ 7,889	$ 9,930	$ 9,925	$ 10,081
Portfolio turnover	2.78%	0.54%	0.00%[3]	8.00%	0.00%	0.00%
Net investment gain (loss):
Before reimbursement of placement agent fees	(3.11%)	(3.70)%	(3.58)%[4]	(3.15)%	(3.84)%	(13.76)%
After reimbursement of placement agent fees	(3.11%)	(3.70)%	(3.58)%[4]	(3.15)%	(3.84)%	(13.34)%
Net operating expenses [2]:
Before reimbursement of placement agent fees	3.25%	3.71%	3.62%[4]	3.29%	3.94%	13.92%
After reimbursement of placement agent fees	3.25%	3.71%	3.62%[4]	3.29%	3.94%	13.50%

*

At a Board meeting held on August 23, 2012, the Board approved the change in fiscal year-end for the Fund from August 31 to the June 30 effective as of the end of the fiscal year ended August 31, 2012.

[1]

Internal rate of return since inception: As of June 30, 2015 was (3.30)% As of June 30, 2014 was (4.55)%; As of June 30, 2013 was (9.30)%; As of August 31, 2012 was (4.69)%; As of August 31, 2011 was (6.97)%; As of August 31, 2010 was (12.09)%.

[2]

Net operating expenses before and after waiver of the management fee for the year ended June 30, 2015 were 3.75% and 3.25% respectively. Net operating expenses before and after waiver of the management fee for the year ended June 30, 2014 were 3.99% and 3.71%, respectively. Net operating expenses before and after waiver of the management fee for the period from September 1, 2012 to June 30, 2013 were 3.78% and 3.62%, respectively. Net operating expenses before and after waiver of the management fee for the year ended August 31, 2012 were 3.46% and 3.29%, respectively. Net operating expenses before and after waiver of the management fee for the period from September 1, 2010 to August 31, 2011 were 3.98% and 3.94%, respectively. There was no management fee waived for the period from September 1, 2009 (commencement of operations) to August 31, 2010.

[3]	Not annualized.

[4]	Annualized.

11.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of June 30, 2015, is set forth below. The business address of each Manager is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGERS
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	19
Peter M. Budko[2,3] February 4, 1960	Manager of the Fund	Since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to present); Director, ARC Realty Finance Trust, Inc. (2013 to present); Director, RCS Capital Corp (2013 to present).	19
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	19
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	19
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	19

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited) (Concluded)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph A. Velk[3] May 15, 1960	Manager; Audit Committee Member of the Fund	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	19
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2009 to Present); Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009); Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007).	19
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	19

[1]

The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of one fund).

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

[3]	Became Manager effective July 1, 2014.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of June 30, 2015, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by Hatteras Funds since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras Funds in November 2007 and became the Chief Compliance Officer of Hatteras Funds and each of the funds in the Fund Complex in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

[1]

The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of one fund).

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-504-9070; or on or through the Fund’s website; or both and (2) on the SEC’s website at http: //www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 919.846.2324 or go to www.hatterasfunds.com

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited) (Concluded)

What we do
Who is providing this notice?	Funds advised by Hatteras. A complete list is included below.
How does Hatteras Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?

We collect your personal information, for example, when you

● open an account

● provide account information

● give us your contact information

● make a wire transfer

● tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Our affiliates include RCS Capital Holdings, LLC, RCS Capital Corporation, Hatteras Funds, LLC, a registered investment adviser; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras such as Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Hatteras Funds doesn’t jointly market.

List of funds providing this notice

Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust and HCIM Trust.

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, Joseph E. Breslin, and Thomas Mann are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $45,000 for 2014 and $46,350 for 2015.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2014 and $0 for 2015.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for 2014 and $0 for 2015.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2014 and $0 for 2015.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N‑PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N‑PX filing will be available: (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of September 8, 2015:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since Inception	Mr. Perkins has been the Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and founded Hatteras Funds and its affiliated entities in September 2003.	Strategic Recommendations & Portfolio Oversight
Robert L. Worthington	President of the Investment Manager	Since January 14, 2010	Mr. Worthington is President of Hatteras Funds, LLC and became President of Hatteras and its affiliated entities in February 2007.	Portfolio Management
J. Michael Fields	Chief Operating Officer of the Investment Manager	Since June 1, 2012	Mr. Fields is the Chief Operating Officer of Hatteras Funds, LLC and has been employed by Hatteras since its inception in 2003.	Portfolio Management
Frank A. Burke	Director, Portfolio Management	Since June 1, 2012
Mr. Burke is a Director in the Portfolio Management Group of Hatteras Funds, LLC and has been employed by Hatteras since June 2011. Prior to joining Hatteras Funds, Mr. Burke served as a financial planner from 2008-2011.
Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts other than the Fund for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of June 30, 2015:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

David B. Perkins	Registered Investment Companies	2	$938,678,456	2	$938,678,456
	Other Pooled Investment Vehicles	3	$29,191,072	2	$16,899,205
	Other Accounts	0	$0	0	$0

Robert L. Worthington	Registered Investment Companies	1	$14,613,126	1	$14,613,126
	Other Pooled Investment Vehicles	3	$29,191,072	2	$16,899,205
	Other Accounts	0	$0	0	$0

J. Michael Fields	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$12,291,867	0	$0
	Other Accounts	0	$0	0	$0

Frank A. Burke	Registered Investment Companies	1	$924,065,330	1	$924,065,330
	Other Pooled Investment Vehicles	1	$12,291,867	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

Messrs. Perkins, Worthington, Fields and Burke are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4)	Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of June 30, 2015:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

David B. Perkins	$0
Robert L. Worthington	$0
J. Michael Fields	$0
Frank A. Burke	$0

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K (17CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	September 8, 2015

By (Signature and Title)*		/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	September 8, 2015

* Print the name and title of each signing officer under his or her signature.